Earnings or Loss Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, options (in shares)	2,014,379	2,666,819
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share Warrants (in shares)	5,000,000
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, restricted share units (in shares)	701,250	0
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, common shares issuable under 2018 convertible debentures (in shares)	16,327,598	16,327,598
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, common shares issuable under 2021 convertible debentures (in shares)	13,888,895